Significant Accounting Policies - Schedule of Potential Common Stock Equivalents (Details)	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Potential common stock equivalent shares	117,759,023	120,309,640	81,062,750
Preferred A [Member]
Potential common stock equivalent shares
Preferred A [Member]
Potential common stock equivalent shares			34,592,950
Preferred A Warrants [Member]
Potential common stock equivalent shares	19,250,000	19,250,000	15,400,000
Preferred B [Member]
Potential common stock equivalent shares	8,799,995	10,000,000	20,000,000
Preferred B Warrants [Member]
Potential common stock equivalent shares	15,399,125	17,500,000	10,000,000
Senior I Notes [Member]
Potential common stock equivalent shares	12,646,000	11,750,000
Senior I Warrants [Member]
Potential common stock equivalent shares	12,500,000	12,500,000
Senior II Notes [Member]
Potential common stock equivalent shares	23,000,000	23,000,000
Senior II Warrants [Member]
Potential common stock equivalent shares	9,200,000	9,200,000
Junior Notes [Member]
Potential common stock equivalent shares	12,988,903	12,505,340
Consulting Warrants [Member]
Potential common stock equivalent shares	2,720,000	2,720,000
Stock Options [Member]
Potential common stock equivalent shares	775,000	1,404,300	1,069,800
Compensation Warrants [Member]
Potential common stock equivalent shares	480,000	480,000